Accounts receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing receivables, net
Accounts receivable, gross	$ 142,799	$ 150,793
Less: allowance for expected credit loss of receivables	(20,938)	(20,093)	$ (20,670)
Accounts receivable, net	121,861	130,700
Summary of allowance for doubtful accounts
Balance at the beginning of the year	(20,093)	(20,670)	(12,426)
Additions charged to general and administrative expenses, net	(3,427)	(82)	(8,484)
Write-off during the year	2,582	659	240
Balance at the end of the year	$ (20,938)	$ (20,093)	$ (20,670)